Pension and Severance Plans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans USD ($)	Mar. 31, 2010 Japanese plans JPY (¥)	Mar. 31, 2011 Foreign plans JPY (¥)	Mar. 31, 2011 Foreign plans USD ($)	Mar. 31, 2010 Foreign plans JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2011 Subsidiaries USD ($)	Mar. 31, 2010 Subsidiaries JPY (¥)	Mar. 31, 2009 Subsidiaries JPY (¥)	Mar. 31, 2011 Parent Company JPY (¥)	Mar. 31, 2011 Parent Company USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations					¥ 14,808,000	$ 178,088	¥ 17,124,000	¥ 5,441,000	$ 65,436	¥ 4,738,000
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost					127,000	1,527
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost					147,000	1,768		3,000	36
Percentage of investments in equity securities	11.00%	11.00%
Percentage of investments in debt securities	7.00%	7.00%
Percentage of investments in other investment securities	82.00%	82.00%
Defined benefit plans, expected employer contribute for the next fiscal year	11,173	929,000
Multiemployer plans, total amounts of cost recognized for contributions											206,000	2,477	203,000	239,000	184,000	2,213
Defined contribution plans, cost recognized for certain subsidiaries' contributions	11,810	982,000	340,000	358,000
Defined contribution plans, expected employer contribution	$ 18,052	¥ 1,501,000